Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Statement Of Financial Position [Abstract]
Trade notes and accounts receivable, allowance for doubtful accounts	¥ 469	¥ 683
Common stock, par value	¥ 0	¥ 0
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	143,500,000	143,500,000
Common stock, shares outstanding	138,612,321	138,618,060
Treasury stock, shares	4,887,679	4,881,940